Related Party Balance and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Balance and Transactions

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Fine Build-Ninefold Group Construction Company (Private) Limited

A Joint-Venture (JV) incorporated in Sri Lanka in year 2017 to bid a local project, FBS SG holding 30% shares of the JV. The Company started transferring the share to 3rd party in late 2019, however due to Covid-19 pandemic, the share transfer is still pending for the local secretary to execute. Currently, FineBuild only supply material to the JV.

(b)	54 Pandan Road Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang (also known as Poh Guan Ang) acts as the sole director in this company.

(c)	Fastfix Systems Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang acts as the sole director in this company.

(d)	Kelvin Ang

Present sole director and shareholder of FBS Global Limited.

(e)	Ang Poh Hwee

Project director of FBS Global Limited.

a.	Accounts receivable – related party

As of December 31, 2024 and June 30, 2025, the balances of Accounts receivable – related party were as follows:

		December 31, 2024	June 30, 2025	June 30, 2025
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	961,143	837,648	636,612
Allowance for expected credit losses	(1)	(961,143)	(837,648)	(636,612)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Condensed Consolidated Financial Statements (Unaudited)

Movement of the allowance of expected credit losses were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	971,780	961,143	720,857
Exchange rate effect	(10,637)	(123,495)	(84,245)
Ending balance	961,143	837,648	636,612

b.	Other receivables – related parties

As of December 31, 2024 and June 30, 2025, the balances of other receivables-related parties were as follows:

		December 31, 2024	June 30, 2025	June 30, 2025
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(2)	593,390	556,530	422,963
Allowance for expected credit losses	(2)	(593,390)	(556,530)	(422,963)
Ang Poh Hwee	(3)	30,000	30,000	22,800
Total		30,000	30,000	22,800

Movements of the allowance for expected credit losses were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Beginning balance	575,200	593,390	445,043
Exchange rate effect	18,190	(36,860)	(22,080)
Ending balance	593,390	556,530	422,963

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for expected credit loss.

(2)	Management service provided to the Joint Venture company.

(3)	The Company paid on behalf the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

c.	Due to related parties

As of December 31, 2024 and June 30, 2025, the balances of amount due to related parties were as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
Due to related parties
Kelvin Ang	522,847	30,772	23,387
Total	522,847	30,772	23,387

FBS GLOBAL LIMITED

Notes to Interim Condensed Consolidated Financial Statements (Unaudited)

d.	Operating lease liabilities- related party

The Company enter a 24 months lease agreement with the related party on January 1, 2024 to rent the warehouse for storage purpose with a monthly rental fee at SGD 60,000.00 (USD 44,400). The Company accounts for the leases in accordance with ASC 842. The Company’s underlying warehouse were classified as operating leases, and the related lease liabilities were recorded under operating lease liabilities – related party (see Note 8).

e.	Related party transactions

	For the six months ended June 30, 2024	For the six months ended June 30, 2025	For the six months ended June 30, 2025
	SGD	SGD	USD
Fastfixs Systems Pte Ltd
Consultation fee	141,000	200,000	152,000
Supply of labour	107,320	129,385	98,333
54 Pandan Road Pte Ltd
Rental of warehouse	360,000	360,000	273,600

f.	Commitments

On November 25, 2020, the Company guaranteed a 5 year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.

12. Related Party Balance and Transactions

The following is a list of related parties which the Company has transactions with:

(a)	Fine Build-Ninefold Group Construction Company (Private) Limited

A Joint-Venture (JV) incorporated in Sri Lanka in year 2017 to bid a local project, FBS SG holding 30% shares of the JV. The Company started transferring the share to 3rd party in late 2019, however due to Covid-19 pandemic, the share transfer is still pending for the local secretary to execute. Currently, FineBuild only supply material to the JV.

(b)	54 Pandan Road Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang (also known as Poh Guan Ang) acts as the sole director in this company.

(c)	Fastfix Systems Pte Ltd

A related company under common control with FBS SG as Mr. Kelvin Ang acts as the sole director in this company.

(d)	Kelvin Ang

Present sole director and shareholder of FBS Global Limited.

(e)	Ang Poh Hwee

Project director of FBS Global Limited.

a.	Accounts receivable – related party

As of December 31, 2023 and 2024, the balances of Accounts receivable – related party were as follows:

		2023	2024	2024
		SGD	SGD	USD
Accounts receivable – related party
Fine Build-Ninefold Group Construction Company (Private) Limited	(1)	971,780	961,143	720,857
Allowance for credit loss	(1)	(971,780)	(961,143)	(720,857)
Total		-	-	-

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	970,573	990,941	971,780	728,835
Exchange rate effect	20,368	(19,161)	(10,637)	(7,978)
Balance at end of the year	990,941	971,780	961,143	720,857

b.	Other receivables – related parties

As of December 31, 2023 and 2024, the balances of other receivables-related parties were as follows:

		2023	2024	2024
		SGD	SGD	USD
Other receivables – related parties
Fine Build-Ninefold Group Construction Company (Private) Limited	(3)	575,200	593,390	445,043
Allowance for credit loss	(3)	(575,200)	(593,390)	(445,043)
54 Pandan Road Pte Ltd	(2)	212,794	-	-
Ang Poh Hwee	(4)	30,000	30,000	22,500
Total		242,794	30,000	22,500

Movement of the allowance for credit loss were as follows for the years ended December 31, 2022, 2023 and 2024, respectively:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Balance at beginning of the year	589,638	586,542	575,200	431,400
Exchange rate effect	(3,096)	(11,342)	18,190	13,643
Balance at end of the year	586,542	575,200	593,390	445,043

(1)	Supply construction material to the Joint Venture company. The Company may not be able to collect amounts due under COVID-19’s negative impact to the joint venture’s operation and financial condition, and the Company reserved 100% allowance for credit loss.
(2)	The Company approved a loan to 54 Pandan Road Pte Ltd on April 10, 2023, provided the loan of SGD2 million, with no interest. As of the date of this report, the Company has fully collected the loan from 54 Pandan Road Pte Ltd.
(3)	Management service provided to the Joint Venture company.
(4)	The Company paid on behalf of the director for a legal case between Newspaper Seng Pte Ltd and Ang Poh Hwee.

c.	Due to related parties

As of December 31, 2023 and 2024, the balances of amount due to related parties were as follows:

	2023	2024	2024
	SGD	SGD	USD
Due to related parties
Kelvin Ang	83,388	522,847	392,136
Total	83,388	522,847	392,136

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements

d.	Related party transactions

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Fine Build-Ninefold Group Construction Company (Private) Limited
Supply construction material	25,633	-	-	-
54 Pandan Road Pte Ltd
Rental of warehouse	30,000	-	720,000	540,000
Fastfixs Systems Pte Ltd
Consultation fee	-	138,000	217,500	163,125
Supply of labors	-	43,004	263,034	197,276

e.	Commitments

On November 25, 2020, the Company guaranteed a 5-year commercial loan SGD 200,000 from UOB Bank to Fastfixs Systems Pte Ltd, a related party. The interest rate is fixed at 2.25% per annum and Fastfixs Systems Pte Ltd shall repay the loan over 60 monthly installments with the interest.

The Company also guaranteed a SGD 7,400,000 10 year commercial loan on October 31, 2022, in the form of Letter of Credit from UOB Bank to 54 Pandan Road Pte Ltd, a related party. The Letter of Credit has been fully drawn down as of the date of this report.